Equity - Schedule of Stock-Based Awards Outstanding (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
$0.01 - $0.83 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary Shares, Outstanding (in Shares) | shares	350,250
Weighted average remaining contractual life (years), Outstanding	4 years 10 months 24 days
Number of potential Ordinary Shares, Exercisable (in Shares) | shares	141,259
Weighted average remaining contractual life (years), Exercisable	5 years
$61.4 - $40.0 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary Shares, Outstanding (in Shares) | shares	50,075
Weighted average remaining contractual life (years), Outstanding	6 years 6 months
Number of potential Ordinary Shares, Exercisable (in Shares) | shares	39,742
Weighted average remaining contractual life (years), Exercisable	6 years 6 months
$76.7 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding	$ 76.7
Number of potential Ordinary Shares, Outstanding (in Shares) | shares	19,425
Weighted average remaining contractual life (years), Outstanding	6 months
Number of potential Ordinary Shares, Exercisable (in Shares) | shares	19,425
Weighted average remaining contractual life (years), Exercisable	6 months
$100 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding	$ 100
Number of potential Ordinary Shares, Outstanding (in Shares) | shares	6,200
Weighted average remaining contractual life (years), Outstanding	3 years 6 months
Number of potential Ordinary Shares, Exercisable (in Shares) | shares	6,200
Weighted average remaining contractual life (years), Exercisable	3 years 6 months
$123.5; $185.3; $247.1 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding	$ 185.3
Number of potential Ordinary Shares, Outstanding (in Shares) | shares	30,000
Weighted average remaining contractual life (years), Outstanding	7 years 2 months 12 days
Number of potential Ordinary Shares, Exercisable (in Shares) | shares	20,000
Weighted average remaining contractual life (years), Exercisable	7 years 2 months 12 days
$0.01 - $247.1 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary Shares, Outstanding (in Shares) | shares	455,950
Weighted average remaining contractual life (years), Outstanding	5 years 1 month 6 days
Number of potential Ordinary Shares, Exercisable (in Shares) | shares	226,626
Weighted average remaining contractual life (years), Exercisable	5 years 1 month 6 days
Minimum [Member] | $0.01 - $0.83 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding	$ 0.01
Minimum [Member] | $61.4 - $40.0 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding	61.4
Minimum [Member] | $76.7 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding	76.7
Minimum [Member] | $100 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding	100
Minimum [Member] | $123.5; $185.3; $247.1 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding	123.5
Minimum [Member] | $0.01 - $247.1 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding	0.01
Maximum [Member] | $0.01 - $0.83 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding	0.83
Maximum [Member] | $61.4 - $40.0 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding	40
Maximum [Member] | $76.7 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding	76.7
Maximum [Member] | $100 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding	100
Maximum [Member] | $123.5; $185.3; $247.1 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding	247.1
Maximum [Member] | $0.01 - $247.1 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding	$ 247.1